PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 – PROPERTY AND EQUIPMENT, NET

Property and equipment, at cost less accumulated depreciation, consisted of the following:

	As of June 30,
	2026	2025
Buildings and improvement	$4,592,338	$3,987,807
Computer and office equipment	153,035	151,668
Machinery and equipment	1,957,866	1,807,141
Vehicles	847,185	806,036
Construction in progress (“CIP”)	6,279,017	132,516
Subtotal	13,829,441	6,885,168
Less: accumulated depreciation	(4,865,189)	(4,252,122)
Property and equipment, net	$8,964,252	$2,633,046

For the years ended June 30, 2026, 2025 and 2024, depreciation was $404,795, $412,028 and $447,443, respectively.

CIP consisted of the following:

	As of June 30,
	2026	2025
Intelligent kitchen manufacturing facility (1)	$6,279,017	$-
Office building renovation (2)	-	132,516
Total	$6,279,017	$132,516

(1)

In September 2025, the Company officially began construction of its intelligent kitchen manufacturing facility in Gushan Town, Jiangyin (the “intelligent kitchen facility”). The intelligent kitchen facility is consisted of a main factory building and ancillary facilities, including a staff dormitory. The main factory building is a four-story building with a total floor area of 32,086 square meters. The intelligent kitchen facility is expected to advance the Company’s strategic positioning in intelligent manufacturing and enable its ability to diversify its production capabilities.

Total construction cost of the intelligent kitchen facility is approximately $8.4 million: $4.9 million related to the construction of the main factory building, $1.2 million related to the construction of ancillary facilities at the main factory building, and $2.3 million for the design and construction of staff dormitory. As of June 30, 2026, approximately $6.3 million was recognized as CIP. The intelligent kitchen facility is scheduled for completion in 2027, with operations expected to commence following the completion of equipment installation and commissioning.

(2)	In March 2025, the Company began the renovation of its office building located at No. 190 Xizhang Road, Gushan Town, Jiangyin City, Wuxi City, Jiangsu Province. Total renovation cost was approximately RMB 2.4 million (approximately $370,000). In July 2025, the Company expanded the scope of its renovation work to include the first floor of its office building at the above-mentioned location. The related renovation cost was RMB 321,445 ($47,196). Upon completion of these two renovation projects in June 2026, their respective cost had been transferred to the respective PP&E line items as of June 30, 2026.